Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 848,598.4
Total Fee Amount	117.19
Total Offset Amount	0
Net Fee	$ 117.19
Offset Table N/A	N/A